Pension plan obligations (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Actuarial gains/(losses) on obligations	R$ (238,985)	R$ 827,631
Actuarial gains/(losses) recorded as other comprehensive income	34,539	(549,389)
Asset ceiling		(132,244)
Total gains/(losses)	(204,446)	145,998
Deferred income tax and social contribution - G1 Plan	33,835	(3,671)
Valuation adjustments to equity	(170,611)	142,327
G 1 Plan [Member]
IfrsStatementLineItems [Line Items]
Actuarial gains/(losses) on obligations	(134,691)	692,430
Actuarial gains/(losses) recorded as other comprehensive income	34,539	(549,389)
Asset ceiling		(132,244)
Total gains/(losses)	(100,152)	10,797
Deferred income tax and social contribution - G1 Plan	33,835	(3,671)
Valuation adjustments to equity	(66,317)	7,126
G 0 Plan [Member]
IfrsStatementLineItems [Line Items]
Actuarial gains/(losses) on obligations	(104,294)	135,201
Actuarial gains/(losses) recorded as other comprehensive income
Asset ceiling
Total gains/(losses)	(104,294)	135,201
Deferred income tax and social contribution - G1 Plan
Valuation adjustments to equity	R$ (104,294)	R$ 135,201